Schedule of Actual Stock Options Issued and Outstanding (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 shares	Jun. 30, 2020 shares	Jun. 30, 2019 shares
Subsidiary, Sale of Stock [Line Items]
Number of stock options outstanding	9,305,636	9,053,136	8,015,159	7,580,159	287,100
Number of options vested (exercisable)	4,687,392	4,584,892
Grant date fair value | $	$ 2,304,162	$ 2,533,245
Stock Options One [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.50	$ 10.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 months	0 years
Number of stock options outstanding	235,000	47,500
Number of options vested (exercisable)	235,000	47,500
Grant date fair value | $	$ 46,277	$ 258,013
Stock Options Two [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60	$ 0.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 3 months	10 days
Number of stock options outstanding	200,000	235,000
Number of options vested (exercisable)	200,000	235,000
Grant date fair value | $	$ 52,909	$ 46,277
Stock Options Three [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.60	$ 0.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 4 months 6 days	14 days
Number of stock options outstanding	1,575,000	200,000
Number of options vested (exercisable)	1,575,000	200,000
Grant date fair value | $	$ 435,069	$ 52,909
Stock Options Four [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.55	$ 0.60
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 9 months 21 days	5 months 26 days
Number of stock options outstanding	5,957,659	1,575,000
Number of options vested (exercisable)	1,489,415	1,575,000
Grant date fair value | $	$ 1,536,764	$ 435,069
Stock Options Five [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.335	$ 0.55
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3 years 7 months 20 days	2 years 2 months 1 day
Number of stock options outstanding	1,037,977	5,957,659
Number of options vested (exercisable)	1,037,977	1,489,415
Grant date fair value | $	$ 204,213	$ 1,536,764
Stock Options Six [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.15	$ 0.335
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	4 years 10 months 24 days	5 months 19 days
Number of stock options outstanding	300,000	1,037,977
Number of options vested (exercisable)	150,000	1,037,977
Grant date fair value | $	$ 28,930	$ 204,213